Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock Options Outstanding
(Not in thousands)
Exercise price range per share			Options outstanding	Weighted-average exercise price of options outstanding	Weighted-average remaining life of options outstanding in years	Options exercisable (fully vested)	Weighted-average exercise price of options exercisable
$14.39	-	$18.50	985,702	$15.85	0.76	985,702	$15.85
$19.25	-	$27.20	1,083,749	$25.27	2.51	1,083,749	$25.27
$14.39	-	$27.20	2,069,451	$20.78	1.68	2,069,451	$20.78

Summary of Stock Option Activity
(Not in thousands)	Options outstanding	Weighted-average exercise price
Outstanding at January 1, 2009	2,965,843	$20.59
Granted	-	-
Exercised	-	-
Forfeited	(59,631)	26.42
Expired	(353,549)	19.25
Outstanding at December 31, 2009	2,552,663	$20.64
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(277,497)	20.43
Outstanding at December 31, 2010	2,275,166	$20.67
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(205,715)	19.55
Outstanding at December 31, 2011	2,069,451	$20.78

Management
Summary of Restricted Stock Activity Under the Incentive Plan
(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Non-vested at January 1, 2009	248,339	$22.83
Vested	(104,791)	21.93
Forfeited	(5,036)	19.95
Non-vested at December 31, 2009	138,512	$23.62
Granted	1,525,416	2.70
Vested	(340,879)	7.87
Forfeited	(191,313)	3.24
Non-vested at December 31, 2010	1,131,736	$3.61
Granted	1,559,463	3.24
Vested	(51,563)	9.00
Forfeited	(220,293)	4.20
Non-vested at December 31, 2011	2,419,343	$3.20

Director
Summary of Restricted Stock Activity Under the Incentive Plan
(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Nonvested at January 1, 2009	-	-
Granted	270,515	$2.62
Vested	(270,515)	2.62
Forfeited	-	-
Non-vested at December 31, 2009	-	-
Granted	305,898	$2.95
Vested	(305,898)	2.95
Forfeited	-	-
Non-vested at December 31, 2010	-	-
Granted	301,632	$2.67
Vested	(301,632)	2.67
Forfeited	-	-
Non-vested at December 31, 2011	-	-